Consolidated Condensed Interim Statements of Financial Position (Unaudited) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Current
Cash	$ 3,961,409	$ 600,402
Accounts receivable, net of allowances	3,921,063	10,406,906
Current portion of finance lease receivables	137,535	1,051,873
Promissory note receivable	0	159,171
Inventory	32,902,039	41,609,234
Prepaids and deposits	1,025,397	328,584
Total current assets	41,947,443	54,156,170
Non-current
Finance lease receivables	1,077,701	1,918,483
Right of use assets	4,316,884	4,845,738
Property and equipment	2,412,203	2,604,791
Restricted deposit	410,098	0
Other assets	1	1
Total assets	50,164,330	63,525,183
Current
Line of credit	7,686,591	6,612,232
Accounts payable and accrued liabilities	2,336,591	7,316,267
Current portion of deferred revenue	8,206,961	8,059,769
Loans payable to related parties	2,838,245	3,287,645
Current portion of lease liabilities	686,723	669,040
Current portion of warranty liability	743,230	535,484
Current portion of deferred benefit of government assistance	18,986	18,374
Current portion of term loan	1,627	1,467
Total current liabilities	22,518,954	26,500,278
Non-current
Deferred revenue	2,520,330	1,938,840
Lease liabilities	4,119,987	4,570,811
Other liabilities	27,841	34,265
Term loan	607,623	608,751
Deferred benefit of government assistance	653,625	667,967
Warranty liability	1,663,299	1,542,265
Total liabilities	32,111,659	35,863,177
Equity
Share capital	76,332,163	75,528,238
Reserves	14,270,673	13,066,183
Accumulated other comprehensive loss	(96,014)	(141,443)
Accumulated deficit	(72,454,151)	(60,790,972)
Total equity	18,052,671	27,662,006
Total liabilities and equity	$ 50,164,330	$ 63,525,183